UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2016 (Unaudited)

TorrayResolute Small/Mid Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 92.2%
Consumer Discretionary - 15.4%
Dunkin' Brands Group	11,356	$591,420
LKQ *	30,040	1,065,218
O'Reilly Automotive *	2,750	770,303
Polaris Industries	6,140	475,482
Tractor Supply	7,080	476,838
		3,379,261
Consumer Staples - 3.2%
Church & Dwight	14,558	697,619

Energy - 3.2%
Core Laboratories	6,296	707,230

Financials - 3.4%
Affiliated Managers Group *	5,135	743,035

Health Care - 18.5%
BioMarin Pharmaceutical *	7,545	698,063
Cooper Companies	4,589	822,624
Halozyme Therapeutics *	62,895	759,772
Mettler-Toledo International *	2,120	890,040
Omnicell *	23,125	885,687
		4,056,186
Industrials - 17.8%
Advisory Board *	15,176	678,974
Copart *	16,760	897,665
HD Supply Holdings *	20,558	657,445
Hexcel	21,063	933,091
Middleby *	5,930	733,067
		3,900,242
Information Technology # - 26.4%
ANSYS *	7,316	677,535
Computer Modelling Group (a)	92,325	692,807
IPG Photonics *	6,633	546,227
Jack Henry & Associates	12,385	1,059,537
Manhattan Associates *	11,207	645,747
Monotype Imaging Holdings	37,639	832,198
Qualys *	20,383	778,427
Synchronoss Technologies *	13,328	548,847
		5,781,325

Telecommunication Services - 4.3%
SBA Communications - Class A *	8,410	943,266
TOTAL COMMON STOCKS
(Cost $19,245,453)		20,208,164

SHORT-TERM INVESTMENT - 8.4%
Fidelity Institutional Government Portfolio - Class I, 0.26% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $1,843,062)	1,843,062	1,843,062

Total Investments - 100.6%
(Cost $21,088,515)		22,051,226
Other Assets and Liabilities, Net - (0.6)%		(142,865)
Total Net Assets - 100.0%		$21,908,361

*	Non-income producing security.

# As of September 30, 2016 the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.  Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments.

(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2016, the fair value of this investment was $692,807 or 3.2% of total net assets.  Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Computer Modelling Group	92,325	1/15-9/15	$943,233

^	The rate shown is the annualized seven day effective yield as of September 30, 2016.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$19,515,357	$692,807	$-	$20,208,164
Short-Term Investment	1,843,062	-	-	1,843,062
Total Investments in Securities	$21,358,419	$692,807	$-	$22,051,226

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2016, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
TorrayResolute Small/Mid Cap Growth Fund

Cost of investments	$21,088,515

Gross unrealized appreciation	2,240,719
Gross unrealized depreciation	(1,278,008)
Net unrealized appreciation	$962,711

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
James R. Arnold, President

Date  November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date  November 21, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date  November 21, 2016